CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
Capital stock [Abstract]
Capital Stock	Capital Stock
Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,755,349,661 common shares as at December 31, 2022). Our common shares have no par value.

Dividends
In 2022, we declared and paid dividends in US dollars totaling $1,143 million (2021: $634 million).
The Company’s dividend reinvestment plan resulted in $5 million (2021: $5 million) reinvested into the Company.

Return of Capital
At the Annual and Special Meeting on May 4, 2021, shareholders approved a $750 million return of capital distribution. This distribution was derived from a portion of the proceeds from the divestiture of Kalgoorlie Consolidated Gold Mines in November 2019 and from other dispositions made by Barrick and its affiliates in line with our strategy of focusing on our core assets. The total return of capital distribution was paid in three equal tranches of $250 million on June 15, 2021, September 15, 2021 and December 15, 2021.

Share Buyback Program
At the February 15, 2022 meeting, the Board of Directors authorized a share buyback program for the repurchase of up to $1.0 billion of the Company’s outstanding common shares over the following 12 months. In 2022, Barrick purchased 24.25 million common shares for a total of $424 million before the program was terminated. At the February 14, 2023 meeting, the Board of Directors authorized a new share buyback program for the repurchase of up to $1.0 billion of the Company’s outstanding common shares over the next 12 months.
The actual number of common shares that may be purchased, and the timing of any such purchases, will be determined by Barrick based on a number of factors, including the Company’s financial performance, the availability of cash flows, and the consideration of other uses of cash, including capital investment opportunities, returns to shareholders, and debt reduction.
The repurchase program does not obligate the Company to acquire any particular number of common shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion.